Income Taxes - Expected Expiry Dates of NOL's (Details) - United States $ in Thousands	Dec. 31, 2023 USD ($)
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 9,251
Net operating loss carryforwards	331,370
State NOL's | 2024-2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	271,434
State NOL's | 2038-2042
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	50,685
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	0
Net operating loss carryforwards	1,744
Federal NOL's | 2024-2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	1,744
Federal NOL's | 2038-2042
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 0